SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - Property, plant and equipment subject to operating leases	Dec. 31, 2018 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Committed future lease	$ 61,975,680
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets and lease liabilities	1,500,000
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets and lease liabilities	$ 2,000,000